Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Global Real Estate Fund

(the “Fund”)

Supplement dated May 29, 2018, to the Fund’s

Prospectus dated October 1, 2017, as amended

Effective October 1, 2018, Grant Jackson, Portfolio Manager, will be added as a portfolio manager of the Fund’s domestic real estate securities. Mr. Jackson has been associated with Invesco Advisers, Inc. and/or its affiliates since 2005.

Additionally, effective immediately, in the section entitled “Fund Summary: Global Real Estate Fund – Investment Adviser,” the table under the heading “Portfolio Managers” with respect to Goldman Sachs Asset Management, L.P. (“GSAM”) is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Frankie Chun Wah Lee Vice President and Lead Portfolio Manager	2011
Abhinav Zutshi, CFA Vice President	2018

In the section entitled “Management – Investment Subadvisers,” the second paragraph with respect to GSAM on page 158 of the Prospectus is hereby deleted in its entirety and replaced with the following:

GSAM manages the portion of the Global Real Estate Fund that invests in international real estate securities. GSAM’s portion is managed by Frankie Chun Wah Lee and Abhinav Zutshi, CFA. Mr. Lee is a Vice President and Portfolio Manager on GSAM’s Real Estate Securities team and has been with GSAM since 2010. Prior to joining GSAM, Mr. Lee worked at Henderson Global Investors from 2006 to 2010 where he managed the Asia-Pacific real estate securities portfolio. Mr. Zutshi is a Research Analyst on the Global Real Assets team and has been with GSAM since 2009. Prior to joining GSAM, Mr. Zutshi worked as a software consultant at Zensar Technologies for two years from 2005.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Global Real Estate Fund

(the “Fund”)

Supplement dated May 29, 2018, to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2017, as amended

Effective October 1, 2018, Grant Jackson, Portfolio Manager, will be added as a portfolio manager of the Fund’s domestic real estate securities. Mr. Jackson has been associated with Invesco Advisers, Inc. and/or its affiliates since 2005.

Additionally, effective immediately, in the section entitled “Portfolio Managers – Other Accounts,” the information with respect to the Fund with respect to Goldman Sachs Asset Management, L.P. (“GSAM”) is supplemented with the following:

Subadviser	Portfolio Manager	Other Accounts
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)

GSAM[5]	Zutshi, Abhinav	2	316	0	0	0	0

5 GSAM only reports firm assets on a quarterly basis. Numbers are as of March 31, 2018.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.